Filed with the Securities and Exchange Commission on October 17, 2007
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 249	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 251	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Jeanine M. Bajczyk
Advisors Series Trust
777 East Wisconsin Avenue, 4th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
on ________________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ________________ pursuant to paragraph (a)(1)
X	75 days after filing pursuant to paragraph (a)(2)
on ________________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION:  DATED OCTOBER 17, 2007

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an officer to buy these securities in any state where the offer is not permitted.

Domestic Equity Funds	ActivePassive Large Cap Growth Fund ActivePassive Large Cap Value Fund ActivePassive Small/Mid Cap Growth Fund ActivePassive Small/Mid Cap Value Fund
International Funds	ActivePassive International Equity Fund ActivePassive Emerging Markets Equity Fund ActivePassive Global Bond Fund
Domestic Bond Funds	ActivePassive Intermediate Taxable Bond Fund ActivePassive High Yield Bond Fund ActivePassive Intermediate Municipal Bond Fund
(each a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Preliminary Prospectus

Class A Shares

_________________, 2007

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

RISK RETURN SUMMARY	3
Overview	3
Investment Objectives, Principal Investment Strategies and Principal Risks	3
Performance	5
Fees and Expenses	6
MORE ABOUT THE FUNDS	9
OTHER INVESTMENTS	9
PORTFOLIO HOLDINGS INFORMATION	9
ACTIVEPASSIVE LARGE CAP GROWTH FUND	10
ACTIVEPASSIVE LARGE CAP VALUE FUND	11
ACTIVEPASSIVE SMALL/MID CAP GROWTH FUND	12
ACTIVEPASSIVE SMALL/MID CAP VALUE FUND	13
ACTIVEPASSIVE INTERNATIONAL EQUITY FUND	14
ACTIVEPASSIVE EMERGING MARKETS EQUITY FUND	16
ACTIVEPASSIVE GLOBAL BOND FUND	17
ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND	18
ACTIVEPASSIVE HIGH YIELD BOND FUND	19
ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND	20
MANAGEMENT OF THE FUNDS	25
The Advisor	25
Portfolio Managers	26
SHAREHOLDER INFORMATION	29
More about Class A Shares	29
Pricing	31
How to Purchase Shares	31
How to Redeem Shares	35
Account and Transaction Policies	35
Tools to Combat Frequent Transactions	36
General Transaction Policies	37
SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES	37
DISTRIBUTIONS AND TAXES	38
Dividends and Distributions	38
Tax Consequences	38
FINANCIAL HIGHLIGHTS	39
PRIVACY NOTICE	40

In this Prospectus, “we” generally refers to FundQuest Incorporated (the “Advisor”), any of the sub-advisors, or the portfolio managers. “We” may also refer to the Funds’ other service providers.  “You” refers to the shareholder or potential investor.

2

RISK RETURN SUMMARY

Overview

The Funds are managed utilizing a unique blend of active and passive investment management methods.  Proprietary research is utilized to determine what the Advisor believes is an optimal ratio of both investment styles.  The Funds’ investment objectives are fundamental and cannot be changed without shareholder approval.  The Funds offer two classes of shares:  Class A and Class I.  This prospectus offers Class A shares.

Both active and passive investments have their strengths and weaknesses.  Through extensive proprietary research, we have examined the benefits of active and passive investment management within each investment category.  Based on our research, we believe that each Fund is invested in an optimal combination of active and passive investments using sub-advised or ETF investment strategies.  Over time, the ratio allocated to active and passive management will change within the Funds as the efficiency of the markets and manager skills in those categories change.

Investment Objectives, Principal Investment Strategies and Principal Risks

Below is a summary of each Fund’s investment objective, investment strategy and risks.  A more complete description follows this Risk Return Summary on individual Fund pages as well as a full Description of Principal Risks.

ActivePassive Large Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of large capitalization U.S. companies and through other investment companies, such as mutual funds or exchange traded funds (ETFs), which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Growth Style Investment and Sector Emphasis Risks.

ActivePassive Large Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of large capitalization U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive Small/Mid Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of small and medium capitalization U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Growth Style Investment and Sector Emphasis Risks.

3

ActivePassive Small/Mid Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of small and medium capitalization U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive International Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of non-U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Emerging Markets Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East and through other investment companies, such as mutual funds or ETFs, that invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Global Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets in U.S. and foreign bonds (debt securities).  The Fund may invest directly in debt securities, which may include investment grade U.S. and foreign corporate bonds and securities issued or guaranteed by the U.S. government or foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank and through mutual funds or ETFs that invest primarily in those types of bond securities.

Principal Risks:  Debt Securities, Foreign Investment and U.S. Government Obligations Risks.

ActivePassive Intermediate Taxable Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets in bonds (debt securities). The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund may invest directly in debt securities, which may include investment grade corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and through mutual funds or ETFs that invest primarily in those types of bond securities.

Principal Risks:  Debt Securities, U.S. Government Obligations and Mortgage- and Asset-Backed Securities Risks.

4

ActivePassive High Yield Bond Fund
Investment Objective:  High total return, which consists of income plus capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in bonds that are below investment grade and through mutual funds or ETFs that invest primarily in those types of bond securities.

Principal Risks:  Debt Securities, High Yield Securities and Liquidity Risks.

ActivePassive Intermediate Municipal Bond Fund
Investment Objective: Income and capital appreciation.

Principal Investment Strategy: Invests at least 80% of its net assets directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax, which typically have a dollar-weighted average maturity of more than three years but less than seven years and through mutual funds or ETFs that invest primarily in those types of municipal bond securities.

Principal Risks:  Municipal Securities, Debt Securities and Tax Risks.

Performance

Because the Funds have recently commenced operations, there is no performance information to report.

5

Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds.  This table describes the fees and expenses you may pay if you buy and hold shares of the Funds.  In addition to the fees and expenses shown below, it is important to note that the Funds are available to investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  Participants in these programs incur additional fees and expenses from these programs for its services.

Class A Shares
	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity
Shareholder Fees (1)
(fees paid directly from your investment)
Maximum sales load imposed on purchases(2)	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(3)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%	0.75%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses(4)	0.07%	0.07%	0.12%	0.12%	0.19%
Other Expenses(5)	0.97%	0.97%	1.07%	1.07%	1.15%
Total Annual Fund Operating Expenses	2.14%	2.14%	2.34%	2.34%	2.49%
Fee Reduction/Waiver or Reimbursement(6)	(0.57%)	(0.57%)	(0.62%)	(0.62%)	(0.70%)
Net Annual Fund Operating Expenses	1.57%	1.57%	1.72%	1.72%	1.79%

6

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases(2)	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(3)	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.95%	0.75%	0.60%	0.70%	0.60%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses(4)	0.02%	0.13%	0.05%	0.39%	0.15%
Other Expenses(5)	1.15%	1.14%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	2.47%	2.37%	2.07%	2.51%	2.17%
Fee Reduction/Waiver or Reimbursement(6)	(0.85%)	(0.74%)	(0.62%)	(0.62%)	(0.62%)
Net Annual Fund Operating Expenses	1.62%	1.63%	1.45%	1.89%	1.55%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”).  If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)	This sales charge is waived for investors purchasing shares through the Advisor’s wrap program.

(3)
The redemption fee applies only to those shares that have been held less than five days. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(4)
The Funds are required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(5)	Other Expenses includes estimated custodian, transfer agency and other customary Fund expenses and are based on estimated amounts for the current fiscal year.

(6)
The Advisor has contractually agreed to waive or reimburse all Fund expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and extraordinary expenses) (the “Expense Agreement”).  The Expense Agreement is irrevocable and continues as long as the Funds continue their operations.

7

Example
This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.  Please note that the figures below are based on the Funds’ net expenses after giving effect to the expense limitation in the agreement described herein.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity

One Year	$ 726	$ 726	$ 740	$ 740	$ 746
Three Years	$ 1,042	$ 1,042	$ 1,086	$ 1,086	$ 1,106

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond

One Year	$ 730	$ 731	$ 714	$ 756	$ 724
Three Years	$ 1,057	$ 1,060	$ 1,007	$ 1,135	$ 1,036

The example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

8

MORE ABOUT THE FUNDS

MANAGEMENT STYLE

Following this page are detailed descriptions for each Fund explaining how each Fund is managed.  Each Fund has its own distinct investment objective, strategy and risks.  As the Advisor, we are responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund.  Each Fund invests in securities consistent with the Fund’s investment objective and strategy.  The potential risks and returns of the Funds vary with the degree to which the Fund invests in a particular market segment or asset class.

We use proprietary research to determine an optimal ratio of actively versus passively managed investments used within the Fund.  For the actively managed portions of each Fund, we have hired skilled sub-advisors to provide their recommendations regarding which securities to include in a Fund or selected actively managed mutual funds that have shown expertise in a given strategy.  For the passive investments, we may use exchange traded funds (“ETFs”) and/or passively managed mutual funds that replicate an index’s exposure in a cost efficient manner.

We believe that both active and passive investment strategies have their strengths and weaknesses.  Our extensive proprietary research allows us to examine the benefits of active and passive investment management within each investment category.  By determining active versus passive investments for each asset category over multiple time periods, we can better understand in which categories active management has been more successful and in which categories passive investing has been beneficial.  We will adjust a Fund’s asset allocation between passive and active management styles accordingly.  Therefore over time, the ratio allocated to active versus passive management will change within the Funds as the efficiency of the markets and manager skills in those categories change.

OTHER INVESTMENTS

Each Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.  During these periods, the Funds may not achieve their investment objective.

PORTFOLIO HOLDINGS INFORMATION

The Funds’ portfolio holdings will be disclosed quarterly within 60 days of the end of each period covered by the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

9

ACTIVEPASSIVE LARGE CAP GROWTH FUND

Investment Objective
The investment objective of the ActivePassive Large Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Large Cap Growth Fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or are likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Stock Market Risk

10

ACTIVEPASSIVE LARGE CAP VALUE FUND

Investment Objective
The investment objective of the ActivePassive Large Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Large Cap Value Fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Stock Market Risk
•	Value Style Investment Risk

11

ACTIVEPASSIVE SMALL/MID CAP GROWTH FUND

Investment Objective
The investment objective of the ActivePassive Small/Mid Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Small/Mid Cap Growth Fund invests at least 80% of its net assets in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500® Index and Russell Midcap® Index respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2500® and the Russell Midcap® Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk

12

ACTIVEPASSIVE SMALL/MID CAP VALUE FUND

Investment Objective
The investment objective of the ActivePassive Small/Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Small/Mid Cap Value Fund invests at least 80% of its net assets in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities. The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500® Index and the Russell Midcap® Index respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2500® and Russell Midcap® Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

13

ACTIVEPASSIVE INTERNATIONAL EQUITY FUND

Investment Objective
The investment objective of the ActivePassive International Equity Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive International Equity Fund invests at least 80% of its net assets in equity securities of non-U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The Fund may invest in well established companies of any size.  The Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.  The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to foreign shareholders.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing.  Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheet;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or strong potential for steady growth.

Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors.  After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

14

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

15

ACTIVEPASSIVE EMERGING MARKETS EQUITY FUND

Investment Objective
The investment objective of the ActivePassive Emerging Markets Equity Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Emerging Markets Equity Fund invests at least 80% of its net assets in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East.  The Fund’s investments may include direct investments in common stocks, preferred stocks of companies in emerging markets or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  The Fund may invest in companies of any size.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets to active management and between 5% and 50% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting securities for the Fund, we perform a fundamental analysis of companies in light of a macro analysis of political, economic, and financial health of each of the countries to identify companies with quality management, strong finances and established market positions across various sectors and industries in emerging markets.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

We may choose to sell a holding or reduce a country weighting when we observe deterioration in the macroeconomic outlook of that country.  We may also choose to sell portfolio securities due to over-valuation by the market relative to our estimated fair price, deterioration in industry trends (such as falling prices), or decline in competitiveness.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Regional Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

16

ACTIVEPASSIVE GLOBAL BOND FUND

Investment Objective
The investment objective of the ActivePassive Global Bond Fund is income and capital appreciation.

Principal Investment Strategies
The ActivePassive Global Bond Fund invests at least 80% of its net assets in U.S. and foreign bonds (debt securities).  The Fund’s investments in debt securities may include direct investments in investment and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may invest in unrated bonds, which we consider to be of comparable quality.  Debt securities held by the Fund may have any remaining maturity.  The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets to the sub-advisor for active management and between 5% and 50% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting global fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks.  We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	High Yield Securities Risk
•	U.S. Government Obligations Risk

17

ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND

Investment Objective
The investment objective of the ActivePassive Intermediate Taxable Bond Fund is income and capital appreciation.

Principal Investment Strategies
The ActivePassive Intermediate Taxable Bond Fund invests at least 80% of its net assets in investment grade bonds (debt securities).  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund’s investments consist primarily of direct investments in investment grade corporate bonds, mortgage-related and other asset-backed securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).

The Advisor generally allocates between 30% and 70% of the Fund’s net assets for active management and between 30% and 70% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Mortgage- and Asset-Backed Securities Risk
•	New Fund Risk
•	Non-Diversification Risk
•	U.S. Government Obligations Risk

18

ACTIVEPASSIVE HIGH YIELD BOND FUND

Investment Objective
The investment objective of the ActivePassive High Yield Bond Fund is a high total return, which consists of income plus capital appreciation.

Principal Investment Strategies
The ActivePassive High Yield Bond Fund generally invests at least 80% of its net assets directly in lower rated bonds, commonly known as ‘‘junk bonds’’ as well as in similar types of securities through mutual funds and ETFs.  These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s.  We seek bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

The Advisor generally allocates between 20% and 60% of the Fund’s net assets for active management and between 40% and 80% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

Securities that exhibit attractive risk-return characteristics are selected for the Fund.  The security selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise.  The Fund seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations.  The Fund employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal.  The Fund may invest in convertible and other securities consistent with the objective of high current income and capital appreciation.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	High Yield Securities Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk

19

ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND

Investment Objective
The investment objective of the ActivePassive Intermediate Municipal Bond Fund is income and capital appreciation.

Principal Investment Strategies
The ActivePassive Intermediate Municipal Bond Fund invests at least 80% of its net assets in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT) as well as through mutual funds and ETFs that invest primarily in those types of securities.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may buy non-rated municipal bonds if we assess them to be investment grade.  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.

The Fund considers, among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income.  The Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations.

The Advisor has hired [sub-advisor] to provide their recommendation for inclusion in the Fund or invest directly in actively managed municipal bond funds for the Fund’s actively managed municipal bond investments.  The Advisor generally allocates from 20% to 60% of the Fund’s net assets to the sub-advisor for active management and from 40% to 80% of the Fund’s net assets for passive management.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Municipal Securities Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Tax Risk

20

DESCRIPTION OF PRINCIPAL RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  The factors that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.”  The principal risks for each Fund are identified on the individual Fund pages and are described below.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Emerging Markets Risk
Countries with emerging markets include, but are not limited to, the following: (1) countries included in the MSCI Emerging Markets Index; and (2) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Markets in these countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities:  (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country.  Emerging markets securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to certain economic changes.  For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

ETF Trading Risk
Each Fund may invest a significant portion of its assets in ETFs.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike open-end investment companies.

Foreign Investment Risk
Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

21

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
High yield securities (sometimes referred to as “junk bonds”) are debt securities that are rated below investment grade, are unrated and deemed by us to be below investment grade, or are in default at the time of purchase.  These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity.  The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers.  Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Liquidity Risk	A security may not be sold at the time desired or without adversely affecting the price.

22

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

Mortgage- and Asset-Backed Securities Risk
Mortgage- and Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

New Fund Risk
There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees (the “Board”) may determine to liquidate the Funds.  The Board can liquidate the Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

23

Non-Diversification Risk
Each of the Funds is a non-diversified fund.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regional Risk
The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a fund without a regional focus.

REIT Securities Risk
Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended.

Sector Emphasis Risk
Investing a substantial portion of a Fund’s assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Stock Market Risk
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Tax Risk
A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect a fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

24

U.S. Government Obligations Risk
Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.  If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

MANAGEMENT OF THE FUNDS

The Advisor

FundQuest Incorporated is the investment advisor to the Funds.  The Advisor is located at 125 High Street, 13th Floor, Boston, Massachusetts 02110.  The Advisor is wholly owned by Paribas North America and is a subsidiary of BNP Paribas SA, a publicly owned limited liability banking institution organized in France.  The Advisor currently manages and administers assets of approximately $14 billion for individual and institutional investors.  The Advisor provides day-to-day portfolio management services to each of the Funds including advice on buying and selling securities.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of the Advisors Series Trust (the “Board of Trustees” or the “Board”): (i) sets each Fund’s overall investment strategies; (ii) evaluates, selects and recommends sub-advisors mutual funds and ETFs in which to invest the Fund’s assets; (iii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors and investment companies; (iv) monitors and evaluates the performance of sub-advisors and investment companies, including their compliance with the investment objectives, policies and restrictions of the Funds; and (v) implements procedures to ensure that the sub-advisors and investment companies comply with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisors and investment companies and recommends their hiring, termination and replacement.

25

For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund	0.75%
High Yield Bond Fund	0.70%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.60%

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor will be available in the Funds’ first shareholder report for the most recent fiscal period ending _______.

Portfolio Managers

Timothy Clift is the Advisor’s Chief Investment Officer and is the lead portfolio manager of all of the Funds.  Mr. Clift joined the Advisor in 1994.  Mr. Clift has overall responsibility for the Advisor’s investment management programs for separately managed accounts, mutual funds, alternative investments, ETFs and annuities.  As Chairman of the Investment Committee, Mr. Clift leads a team of analysts and portfolio managers that produce the Advisor’s research and portfolio recommendations for all client programs.  Mr. Clift has over 17 years of industry and investment management experience.  Mr. Clift earned his BA in Economics from Allegheny College and his MBA from Boston University.

Gregory Classen, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Mr. Classen joined the Advisor in 1998 and covers mutual funds, ETFs, variable annuities and offshore funds.  Mr. Classen has ten years of industry and investment management experience.  Mr. Classen earned his BA in Economics from Williams College and is a Chartered Financial Analyst (CFA) charterholder.

Daphne Gu, CFA is an Analyst and a member of the Investment Committee.  She co-manages the ActivePassive Global Bond Fund, ActivePassive High Yield Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Prior to joining the Advisor in 2007, she worked for Textron, Inc. in the United States, Europe and Asia from 1998 through 2007 in the areas of business, financial and international market analysis.  Ms. Gu has 11 years of financial experience.  Ms. Gu is a member of the Boston Security Analysts Society.  She received her BS in Science from Shanghai JiaoTong University in Shanghai, China and her MBA in Nanyang Technological University in Singapore.  She also received an MS in Finance from Boston College.  She is a Chartered Financial Analyst (CFA) charterholder.

Ruhan Inanoglu is an Analyst and a member of the Investment Committee.  She co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Intermediate Taxable Bond Fund.  Prior to joining the Advisor in 2004, she worked for Takasbank Settlement and Custody Bank Inc. in Turkey as an assistant manager from 1995 to 1996, and at the Istanbul Stock Exchange in Turkey as a floor specialist from 1990 to 1995.  Ms. Inanoglu has ten years of financial industry and investment management experience.  She received a BA in Finance from Middle East Technical University in Ankara, Turkey and an MBA in Finance from the University of Colorado.

26

Jane Li, CFA is a Senior Analyst and a member of the Investment Committee.  She co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Ms. Li joined the Advisor in 2000 and is the Portfolio Manager for the FundQuest Large Core Equity separate account strategy.  She also performs research on mutual funds, ETFs, and alternative investments.  Ms. Li has 13 years of industry and investment management experience.  Ms. Li received her BA in Economics from Fudan University, an MA in Economics from the University of New Hampshire, and an MS in Finance from the Boston College Carroll School of Management.  Ms. Li is a Chartered Financial Analyst (CFA) charterholder.

Frank Wei, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive High Yield Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Mr. Wei joined the Advisor in 2001.  Mr. Wei covers separately managed accounts, due diligence and monitoring of investment managers.  Mr. Wei has 11 years of industry and investment management experience.  Mr. Wei received his BS in Economics from East China Normal University and an MBA from the Leonard N. Stern School of Business at New York University.  Mr. Wei is a Chartered Financial Analyst (CFA) charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

[DISCUSSION OF SUBADVISORS AND THEIR RESPECTIVE PORTFOLIO MANAGERS TO BE ADDED HERE.]

Multi-Manager Arrangement

The Board has adopted a “multi-manager” arrangement for the Funds.  Under this arrangement, each of the Funds and the Advisor may engage one or more sub-advisors to make day-to-day investment decisions for a portion of each Fund’s assets.  The Advisor would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisors and may, at times, recommend to the Board that a Fund: (1) change, add or terminate one or more sub-advisors; (2) continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-advisor.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action.  Under the “multi-manager” arrangement approved by the Board, the Funds are seeking exemptive relief, to the extent necessary, from the SEC to permit the Advisor (subject to the Board’s oversight and approval) to make decisions about each Fund’s sub-advisory arrangements without obtaining shareholder approval.  Until receiving such relief, each Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.  The multi-manager arrangement will not be implemented until shareholders are further notified.

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest and tax expenses) do not exceed the following amounts of the Funds’ average daily net assets:

27

Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Emerging Markets Equity Fund	1.60%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund, High Yield Bond Fund	1.50%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	1.40%

The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board of Trustees.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Funds in subsequent fiscal years if the Advisor so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were reimbursed.  Any such reimbursement is contingent upon the subsequent review and ratification of the reimbursed amounts by the Board’s independent trustees who oversee the Funds.  The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of USBFS, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”) formerly, the NASD.  Shares of each Fund are offered on a continuous basis.

Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Class A shares to pay distribution and service fees for the sale, distribution and servicing of their shares.  The plan provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets.  Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan.  The Funds may pay authorized agents up to 0.10% of the average daily net assets attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

28

The Funds do not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Funds and any compensation the authorized agents may receive directly from their clients.

SHAREHOLDER INFORMATION

More about Class A Shares

Class A shares of each Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or Distribution fees) described earlier of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as % of Offering Price*
Less than $25,000	5.75%
$25,000 but less than $50,000	5.00%
$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$$500,000 but less than $1,000,000	2.00%
$1,000,000 or more	0.00%

*
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

29

•
Rights of Accumulation (ROA) allow you to combine Class A shares of any of these Funds you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of these Funds already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Funds, and previous investments you and members of your primary household group have made in the Funds, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

The following accounts are not eligible to be included in determining the sales charge was waived;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust
o	FundQuest Incorporated and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	o Current employees of:
o	the Fund's transfer agent;
o	broker-dealers who act as selling agents;
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
o	each Fund’s sub-advisor, but only for the Fund(s) for which such sub-advisor provides investment advisory services.

30

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding breakpoints is available free of charge on our website:  www.[tbd].com.  Click on “Breakpoints and Sales Load.”  This information is also available on our website at www.[tbd].com.

Pricing

Pricing of Fund Shares.  Shares of the Funds are sold at net asset value per share (“NAV”).  The NAV is determined by dividing the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Funds, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (“USBFS” or “Transfer Agent), the Fund’s transfer agent, or an authorized investment advisor or broker-dealer (each, a “Financial Intermediary” and collectively, “Financial Intermediaries”) by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Funds’ NAVs, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays, as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.

How to Purchase Shares

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent ) or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

31

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Opening an Account

When buying Class A shares, you must meet the following minimum investment requirements:

Class A shares	Initial	Additional

Regular Accounts	$1,000	$100

How to Purchase and Sell Shares Through an Authorized Broker or Investment Dealer

You may purchase and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds.  An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information.  The Funds may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the appropriate Fund’s prospectus.  Investment advisors or financial planners may charge a management, consulting or other fee for their services.

Purchasing Shares Directly From the Funds

Investing by telephone.  Investors, who have elected this option on their account application, may purchase additional shares directly from the Fund, by calling [toll-free number].  Each telephone order must be a minimum of $________.  Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a purchase.  Your shares will be purchased at the NAV calculated on the day of your purchase order.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest in the Funds directly by mail.  You may obtain an application by contacting the Funds’ shareholder services line at [________________] or visiting the Funds’ website at www.[tbd].com.  Simply complete the account application and mail it with a check (made payable to FundQuest Funds) to the Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below.

By Regular Mail:
FundQuest Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

32

By Overnight Delivery:
FundQuest Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders.  The Funds also will not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at [___________________] if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  [Name of the Fund and Class]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at [____________________].  Your bank may charge you a fee for sending a wire to the Funds.

33

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments

You may purchase additional shares of the Funds through your broker.  You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “Purchasing Shares Directly from the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at [___________________].

Other Information

The Funds’ distributor, Quasar Distributors, LLC (the “Distributor”) may waive the minimum investment requirements for purchases by certain groups or retirement plans.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks.  Third-party checks will not be accepted.  A charge may be imposed if a check used to make an investment does not clear.  The Funds and their Distributor reserve the right to reject any investment, in whole or in part.  Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  See the account application for more information about backup withholding.  Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates.  All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder.  The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.  The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.
The Funds reserve the right to reject any purchase order.

Services Available to Shareholders

Retirement Plans

The Funds offer Individual Retirement Account (“IRA”) plans.  You may obtain information about opening an IRA account by calling [toll-free number].  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds, in any amount, through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

34

If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to effective date.

How to Redeem Shares

In general, you may sell or “redeem” shares by contacting your Financial Intermediary.  Shares are redeemed at the next determined NAV after your Financial Intermediary receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.  You may contact the Funds at 1-800-[insert phone number] for more information.  Shares are also subject to automatic redemption as described in “How to Purchase Shares” above.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this prospectus for shares of another Fund offered in this prospectus without incurring any additional sales charges. However, you should note the following:

•	Exchanges may only be made between like share classes of any ActivePassive Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this prospectus;

•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

Account and Transaction Policies

Payment of Redemption Proceeds.  Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

35

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees.  The ActivePassive International Equity Fund, the ActivePassive Emerging Markets Equity Fund and the ActivePassive Global Bond Fund each charge a 1.00% redemption fee on the redemption of Fund shares held for less than five days.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their frequent trading policies.

Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

36

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Pricing.”

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

Your Financial Intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Financial Intermediary for details.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and service fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

37

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund, the ActivePassive High Yield Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at each Fund’s then current NAV and to reinvest all subsequent distributions.

Avoid “Buying a Dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Consequences

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or qualified dividend income.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible to individual investors for taxation at long-term capital gain rates under current law.

The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  An exchange of Funds is treated as a sale.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

38

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your own tax advisor concerning federal, state and local taxation of distributions from a Fund.

FINANCIAL HIGHLIGHTS

Because the Funds have recently commenced operations, there is no financial performance to report.

39

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of either Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

40

Advisor
FundQuest Incorporated
Oliver Tower, 13th floor
125 High Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

41

ActivePassive Large Cap Growth Fund	ActivePassive Emerging Markets Equity Fund
ActivePassive Large Cap Value Fund	ActivePassive Global Bond Fund
ActivePassive Small/Mid Cap Growth Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Value Fund	ActivePassive High Yield Bond Fund
ActivePassive International Equity Fund	ActivePassive International Municipal Bond Fund

Each a series of Advisors Series Trust
www.[tbd].com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.[tbd].com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at [insert phone number] or by writing to:

FUNDQUEST FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.[tbd].com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551 8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

42

SUBJECT TO COMPLETION:  DATED OCTOBER 17, 2007

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an officer to buy these securities in any state where the offer is not permitted.

Domestic Equity Funds	ActivePassive Large Cap Growth Fund ActivePassive Large Cap Value Fund ActivePassive Small/Mid Cap Growth Fund ActivePassive Small/Mid Cap Value Fund
International Funds	ActivePassive International Equity Fund ActivePassive Emerging Markets Equity Fund ActivePassive Global Bond Fund
Domestic Bond Funds	ActivePassive Intermediate Taxable Bond Fund ActivePassive High Yield Bond Fund ActivePassive Intermediate Municipal Bond Fund
(each a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Preliminary Prospectus

Class I Shares
_________________, 2007

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

1

RISK RETURN SUMMARY	3
Overview	3
Investment Objectives, Principal Investment Strategies and Principal Risks	3
Performance	5
Fees and Expenses	6
MORE ABOUT THE FUNDS	8
OTHER INVESTMENTS	8
PORTFOLIO HOLDINGS INFORMATION	8
ACTIVEPASSIVE LARGE CAP GROWTH FUND	9
ACTIVEPASSIVE LARGE CAP VALUE FUND	10
ACTIVEPASSIVE SMALL/MID CAP GROWTH FUND	11
ACTIVEPASSIVE SMALL/MID CAP VALUE FUND	12
ACTIVEPASSIVE INTERNATIONAL EQUITY FUND	13
ACTIVEPASSIVE EMERGING MARKETS EQUITY FUND	15
ACTIVEPASSIVE GLOBAL BOND FUND	16
ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND	17
ACTIVEPASSIVE HIGH YIELD BOND FUND	18
ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND	19
MANAGEMENT OF THE FUNDS	24
The Advisor	24
Portfolio Managers	25
SHAREHOLDER INFORMATION	28
More about Class A Shares	28
Pricing	28
How to Purchase Shares	29
How to Redeem Shares	32
Account and Transaction Policies	33
Tools to Combat Frequent Transactions	33
General Transaction Policies	34
SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES	35
DISTRIBUTIONS AND TAXES	35
Dividends and Distributions	35
Tax Consequences	36
FINANCIAL HIGHLIGHTS	36
PRIVACY NOTICE	37

In this Prospectus, “we” generally refers to FundQuest Incorporated (the “Advisor”), any of the sub-advisors, or the portfolio managers. “We” may also refer to the Funds’ other service providers.  “You” refers to the shareholder or potential investor.

2

RISK RETURN SUMMARY

Overview

The Funds are managed utilizing a unique blend of active and passive investment management methods.  Proprietary research is utilized to determine what the Advisor believes is an optimal ratio of both investment styles.  The Funds’ investment objectives are fundamental and cannot be changed without shareholder approval.  The Funds offer two classes of shares:  Class A and Class I.  This prospectus offers Class I shares.

Both active and passive investments have their strengths and weaknesses.  Through extensive proprietary research, we have examined the benefits of active and passive investment management within each investment category.  Based on our research, we believe that each Fund is invested in an optimal combination of active and passive investments using sub-advised or ETF investment strategies.  Over time, the ratio allocated to active and passive management will change within the Funds as the efficiency of the markets and manager skills in those categories change.

Investment Objectives, Principal Investment Strategies and Principal Risks

Below is a summary of each Fund’s investment objective, investment strategy and risks.  A more complete description follows this Risk Return Summary on individual Fund pages as well as a full Description of Principal Risks.

ActivePassive Large Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of large capitalization U.S. companies and through other investment companies, such as mutual funds or exchange traded funds (ETFs), which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Growth Style Investment and Sector Emphasis Risks.

ActivePassive Large Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of large capitalization U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive Small/Mid Cap Growth Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of small and medium capitalization U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Growth Style Investment and Sector Emphasis Risks.

3

ActivePassive Small/Mid Cap Value Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of small and medium capitalization U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Smaller Company Securities, Value Style Investment, REIT Securities and Sector Emphasis Risks.

ActivePassive International Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of non-U.S. companies and through other investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Emerging Markets Equity Fund
Investment Objective:  Long term capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East and through other investment companies, such as mutual funds or ETFs, that invest primarily in those types of equity securities.

Principal Risks:  Stock Market, Foreign Investment, Emerging Markets, Sector Emphasis, Smaller Company Securities, Growth Style Investment and Value Style Investment Risks.

ActivePassive Global Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets in U.S. and foreign bonds (debt securities).  The Fund may invest directly in debt securities, which may include investment grade U.S. and foreign corporate bonds and securities issued or guaranteed by the U.S. government or foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank and through mutual funds or ETFs that invest primarily in those types of bond securities.

Principal Risks:  Debt Securities, Foreign Investment and U.S. Government Obligations Risks.

ActivePassive Intermediate Taxable Bond Fund
Investment Objective:  Income and capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets in bonds (debt securities). The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund may invest directly in debt securities, which may include investment grade corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and through mutual funds or ETFs that invest primarily in those types of bond securities.

Principal Risks:  Debt Securities, U.S. Government Obligations and Mortgage- and Asset-Backed Securities Risks.

4

ActivePassive High Yield Bond Fund
Investment Objective:  High total return, which consists of income plus capital appreciation.

Principal Investment Strategy:  Invests at least 80% of its net assets directly in bonds that are below investment grade and through mutual funds or ETFs that invest primarily in those types of bond securities.

Principal Risks:  Debt Securities, High Yield Securities and Liquidity Risks.

ActivePassive Intermediate Municipal Bond Fund
Investment Objective: Income and capital appreciation.

Principal Investment Strategy: Invests at least 80% of its net assets directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax, which typically have a dollar-weighted average maturity of more than three years but less than seven years and through mutual funds or ETFs that invest primarily in those types of municipal bond securities.

Principal Risks:  Municipal Securities, Debt Securities and Tax Risks.

Performance

Because the Funds have recently commenced operations, there is no performance information to report.

5

Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds.  This table describes the fees and expenses you may if you buy and hold shares of the Funds.  In addition to the fees and expenses shown below, it is important to note that the Funds are available to investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  Participants in these programs incur additional fees and expenses from these programs for its services.

Class I Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity
Shareholder Fees (1)
(fees paid directly from your investment)
Maximum sales load imposed on purchases	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(2)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%	0.75%	0.80%	0.80%	0.80%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses(3)	0.07%	0.07%	0.12%	0.12%	0.19%
Other Expenses(4)	0.97%	0.97%	1.07%	1.07%	1.15%
Total Annual Fund Operating Expenses	1.89%	1.89%	2.09%	2.09%	2.24%
Fee Reduction/Waiver or Reimbursement(5)	(0.57%)	(0.57%)	(0.62%)	(0.62%)	(0.70%)
Net Annual Fund Operating Expenses	1.32%	1.32%	1.47%	1.47%	1.54%

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond
Shareholder Fees(1)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None	None
Redemption Fee(2)	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.95%	0.75%	0.60%	0.70%	0.60%
Shareholder Servicing Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses(3)	0.02%	0.13%	0.05%	0.39%	0.15%
Other Expenses(4)	1.15%	1.14%	1.07%	1.07%	1.07%
Total Annual Fund Operating Expenses	2.22%	2.12%	1.82%	2.26%	1.92%
Fee Reduction/Waiver or Reimbursement(5)	(0.85%)	(0.74%)	(0.62%)	(0.62%)	(0.62%)
Net Annual Fund Operating Expenses	1.37%	1.38%	1.20%	1.64%	1.30%

(1)
You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”).  If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

6

(2)
The redemption fee applies only to those shares that have been held less than five days. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

(3)
The Funds are required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Acquired Fund Fees and expenses are based on estimated amounts for the current fiscal year.

(4)	Other Expenses includes estimated custodian, transfer agency and other customary Fund expenses and are based on estimated amounts for the current fiscal year.

(5)
The Advisor has contractually agreed to waive or reimburse all Fund expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and extraordinary expenses) (the “Expense Agreement”).  The Expense Agreement is irrevocable and continues as long as the Funds continue their operations.

Example
This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.  Please note that the figures below are based on the Funds’ net expenses after giving effect to the expense limitation in the agreement described herein.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I Shares

	Large Cap Growth	Large Cap Value	Small/Mid Cap Growth	Small/Mid Cap Value	International Equity

One Year	$ 134	$ 134	$ 150	$ 150	$ 157
Three Years	$ 418	$ 418	$ 465	$ 465	$ 486

	Emerging Markets Equity	Global Bond	Intermediate Taxable Bond	High Yield Bond	Intermediate Municipal Bond

One Year	$ 139	$ 140	$ 122	$ 167	$ 132
Three Years	$ 434	$ 437	$ 381	$ 517	$ 412

7

MORE ABOUT THE FUNDS

MANAGEMENT STYLE

Following this page are detailed descriptions for each Fund explaining how each Fund is managed.  Each Fund has its own distinct investment objective, strategy and risks.  As the Advisor, we are responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund.  Each Fund invests in securities consistent with the Fund’s investment objective and strategy.  The potential risks and returns of the Funds vary with the degree to which the Fund invests in a particular market segment or asset class.

We use proprietary research to determine an optimal ratio of actively versus passively managed investments used within the Fund.  For the actively managed portions of each Fund, we have hired skilled sub-advisors to provide their recommendations regarding which securities to include in a Fund or selected actively managed mutual funds that have shown expertise in a given strategy.  For the passive investments, we may use exchange traded funds (“ETFs”) and/or passively managed mutual funds that replicate an index’s exposure in a cost efficient manner.

We believe that both active and passive investment strategies have their strengths and weaknesses.  Our extensive proprietary research allows us to examine the benefits of active and passive investment management within each investment category.  By determining active versus passive investments for each asset category over multiple time periods, we can better understand in which categories active management has been more successful and in which categories passive investing has been beneficial.  We will adjust a Fund’s asset allocation between passive and active management styles accordingly.  Therefore over time, the ratio allocated to active versus passive management will change within the Funds as the efficiency of the markets and manager skills in those categories change.

OTHER INVESTMENTS

Each Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.  During these periods, the Funds may not achieve their investment objective.

PORTFOLIO HOLDINGS INFORMATION

The Funds’ portfolio holdings will be disclosed quarterly within 60 days of the end of each period covered by the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

8

ACTIVEPASSIVE LARGE CAP GROWTH FUND

Investment Objective
The investment objective of the ActivePassive Large Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Large Cap Growth Fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or are likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Stock Market Risk

9

ACTIVEPASSIVE LARGE CAP VALUE FUND

Investment Objective
The investment objective of the ActivePassive Large Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Large Cap Value Fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Stock Market Risk
•	Value Style Investment Risk

10

ACTIVEPASSIVE SMALL/MID CAP GROWTH FUND

Investment Objective
The investment objective of the ActivePassive Small/Mid Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Small/Mid Cap Growth Fund invests at least 80% of its net assets in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500® Index and Russell Midcap® Index respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2500® and the Russell Midcap® Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk

11

ACTIVEPASSIVE SMALL/MID CAP VALUE FUND

Investment Objective
The investment objective of the ActivePassive Small/Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Small/Mid Cap Value Fund invests at least 80% of its net assets in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities. The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500® Index and the Russell Midcap® Index respectively.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2500® and Russell Midcap® Indices.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.  We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	REIT Securities Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

12

ACTIVEPASSIVE INTERNATIONAL EQUITY FUND

Investment Objective
The investment objective of the ActivePassive International Equity Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive International Equity Fund invests at least 80% of its net assets in equity securities of non-U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The Fund may invest in well established companies of any size.  The Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.  The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to foreign shareholders.

The Advisor generally allocates between 40% and 70% of the Fund’s net assets to active management and between 30% and 60% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing.  Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheet;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or strong potential for steady growth.

Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors.  After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

13

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

14

ACTIVEPASSIVE EMERGING MARKETS EQUITY FUND

Investment Objective
The investment objective of the ActivePassive Emerging Markets Equity Fund is long-term capital appreciation.

Principal Investment Strategies
The ActivePassive Emerging Markets Equity Fund invests at least 80% of its net assets in equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East.  The Fund’s investments may include direct investments in common stocks, preferred stocks of companies in emerging markets or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  The Fund may invest in companies of any size.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets to active management and between 5% and 50% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting securities for the Fund, we perform a fundamental analysis of companies in light of a macro analysis of political, economic, and financial health of each of the countries to identify companies with quality management, strong finances and established market positions across various sectors and industries in emerging markets.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

We may choose to sell a holding or reduce a country weighting when we observe deterioration in the macroeconomic outlook of that country.  We may also choose to sell portfolio securities due to over-valuation by the market relative to our estimated fair price, deterioration in industry trends (such as falling prices), or decline in competitiveness.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Emerging Markets Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Growth Style Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Regional Risk
•	Sector Emphasis Risk
•	Smaller Company Securities Risk
•	Stock Market Risk
•	Value Style Investment Risk

15

ACTIVEPASSIVE GLOBAL BOND FUND

Investment Objective
The investment objective of the ActivePassive Global Bond Fund is income and capital appreciation.

Principal Investment Strategies
The ActivePassive Global Bond Fund invests at least 80% of its net assets in U.S. and foreign bonds (debt securities).  The Fund’s investments in debt securities may include direct investments in investment and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may invest in unrated bonds, which we consider to be of comparable quality.  Debt securities held by the Fund may have any remaining maturity.  The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 50% and 95% of the Fund’s net assets to the sub-advisor for active management and between 5% and 50% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting global fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks.  We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Foreign Investment Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk
•	High Yield Securities Risk
•	U.S. Government Obligations Risk

16

ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND

Investment Objective
The investment objective of the ActivePassive Intermediate Taxable Bond Fund is income and capital appreciation.

Principal Investment Strategies
The ActivePassive Intermediate Taxable Bond Fund invests at least 80% of its net assets in investment grade bonds (debt securities).  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund’s investments consist primarily of direct investments in investment grade corporate bonds, mortgage-related and other asset-backed securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).

The Advisor generally allocates between 30% and 70% of the Fund’s net assets for active management and between 30% and 70% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.  We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Mortgage- and Asset-Backed Securities Risk
•	New Fund Risk
•	Non-Diversification Risk
•	U.S. Government Obligations Risk

17

ACTIVEPASSIVE HIGH YIELD BOND FUND

Investment Objective
The investment objective of the ActivePassive High Yield Bond Fund is a high total return, which consists of income plus capital appreciation.

Principal Investment Strategies
The ActivePassive High Yield Bond Fund generally invests at least 80% of its net assets directly in lower rated bonds, commonly known as ‘‘junk bonds’’ as well as in similar types of securities through mutual funds and ETFs.  These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s.  We seek bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

The Advisor generally allocates between 20% and 60% of the Fund’s net assets for active management and between 40% and 80% of the Fund’s net assets for passive management.  The Advisor has hired [sub-advisor] to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

Securities that exhibit attractive risk-return characteristics are selected for the Fund.  The security selection process includes an analysis of the issuer’s financial condition, business and product strength, competitive position and management expertise.  The Fund seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations.  The Fund employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal.  The Fund may invest in convertible and other securities consistent with the objective of high current income and capital appreciation.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	High Yield Securities Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	New Fund Risk
•	Non-Diversification Risk

18

ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND

Investment Objective
The investment objective of the ActivePassive Intermediate Municipal Bond Fund is income and capital appreciation.

Principal Investment Strategies
The ActivePassive Intermediate Municipal Bond Fund invests at least 80% of its net assets in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT) as well as through mutual funds and ETFs that invest primarily in those types of securities.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may buy non-rated municipal bonds if we assess them to be investment grade.  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.

The Fund considers, among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income.  The Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations.

The Advisor has hired [sub-advisor] to provide their recommendation for inclusion in the Fund or invest directly in actively managed municipal bond funds for the Fund’s actively managed municipal bond investments.  The Advisor generally allocates from 20% to 60% of the Fund’s net assets to the sub-advisor for active management and from 40% to 80% of the Fund’s net assets for passive management.

Principal Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value and total return.  These risks are described in the “Description of Principal Risks” section.

•	Debt Securities Risk
•	ETF Trading Risk
•	Issuer Risk
•	Liquidity Risk
•	Management Risk
•	Municipal Securities Risk
•	New Fund Risk
•	Non-Diversification Risk
•	Tax Risk

19

DESCRIPTION OF PRINCIPAL RISKS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  The factors that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.”  The principal risks for each Fund are identified on the individual Fund pages and are described below.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Emerging Markets Risk
Countries with emerging markets include, but are not limited to, the following: (1) countries included in the MSCI Emerging Markets Index; and (2) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Markets in these countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities:  (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country.  Emerging markets securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to certain economic changes.  For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

ETF Trading Risk
Each Fund may invest a significant portion of its assets in ETFs.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike open-end investment companies.

Foreign Investment Risk
Foreign securities include American Depositary Receipts (ADRs) and similar investments, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, are subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

20

Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

High Yield Securities Risk
High yield securities (sometimes referred to as “junk bonds”) are debt securities that are rated below investment grade, are unrated and deemed by us to be below investment grade, or are in default at the time of purchase.  These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity.  The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers.  Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

Issuer Risk
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Liquidity Risk	A security may not be sold at the time desired or without adversely affecting the price.

21

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisors, offer or promise to make good on any such losses.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

Mortgage- and Asset-Backed Securities Risk
Mortgage- and Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

New Fund Risk
There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees (the “Board”) may determine to liquidate the Funds.  The Board can liquidate the Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

22

Non-Diversification Risk
Each of the Funds is a non-diversified fund.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regional Risk
The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a fund without a regional focus.

REIT Securities Risk
Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended.

Sector Emphasis Risk
Investing a substantial portion of a Fund’s assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Stock Market Risk
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Tax Risk
A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect a fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

23

U.S. Government Obligations Risk
Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.  If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

MANAGEMENT OF THE FUNDS

The Advisor

FundQuest Incorporated is the investment advisor to the Funds.  The Advisor is located at 125 High Street, 13th Floor, Boston, Massachusetts 02110.  The Advisor is wholly owned by Paribas North America and is a subsidiary of BNP Paribas SA, a publicly owned limited liability banking institution organized in France.  The Advisor currently manages and administers assets of approximately $14 billion for individual and institutional investors.  The Advisor provides day-to-day portfolio management services to each of the Funds including advice on buying and selling securities.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of the Advisors Series Trust (the “Board of Trustees” or the “Board”): (i) sets each Fund’s overall investment strategies; (ii) evaluates, selects and recommends sub-advisors mutual funds and ETFs in which to invest the Fund’s assets; (iii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors and investment companies; (iv) monitors and evaluates the performance of sub-advisors and investment companies, including their compliance with the investment objectives, policies and restrictions of the Funds; and (v) implements procedures to ensure that the sub-advisors and investment companies comply with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisors and investment companies and recommends their hiring, termination and replacement.

24

For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund	0.75%
High Yield Bond Fund	0.70%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.60%

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor will be available in the Funds’ first shareholder report for the most recent fiscal period ending _______.

Portfolio Managers

Timothy Clift is the Advisor’s Chief Investment Officer and is the lead portfolio manager of all of the Funds.  Mr. Clift joined the Advisor in 1994.  Mr. Clift has overall responsibility for the Advisor’s investment management programs for separately managed accounts, mutual funds, alternative investments, ETFs and annuities.  As Chairman of the Investment Committee, Mr. Clift leads a team of analysts and portfolio managers that produce the Advisor’s research and portfolio recommendations for all client programs.  Mr. Clift has over 17 years of industry and investment management experience.  Mr. Clift earned his BA in Economics from Allegheny College and his MBA from Boston University.

Gregory Classen, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Mr. Classen joined the Advisor in 1998 and covers mutual funds, ETFs, variable annuities and offshore funds.  Mr. Classen has ten years of industry and investment management experience.  Mr. Classen earned his BA in Economics from Williams College and is a Chartered Financial Analyst (CFA) charterholder.

Daphne Gu, CFA is an Analyst and a member of the Investment Committee.  She co-manages the ActivePassive Global Bond Fund, ActivePassive High Yield Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Prior to joining the Advisor in 2007, she worked for Textron, Inc. in the United States, Europe and Asia from 1998 through 2007 in the areas of business, financial and international market analysis.  Ms. Gu has 11 years of financial experience.  Ms. Gu is a member of the Boston Security Analysts Society.  She received her BS in Science from Shanghai JiaoTong University in Shanghai, China and her MBA in Nanyang Technological University in Singapore.  She also received an MS in Finance from Boston College.  She is a Chartered Financial Analyst (CFA) charterholder.

Ruhan Inanoglu is an Analyst and a member of the Investment Committee.  She co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Intermediate Taxable Bond Fund.  Prior to joining the Advisor in 2004, she worked for Takasbank Settlement and Custody Bank Inc. in Turkey as an assistant manager from 1995 to 1996, and at the Istanbul Stock Exchange in Turkey as a floor specialist from 1990 to 1995.  Ms. Inanoglu has ten years of financial industry and investment management experience.  She received a BA in Finance from Middle East Technical University in Ankara, Turkey and an MBA in Finance from the University of Colorado.

25

Jane Li, CFA is a Senior Analyst and a member of the Investment Committee.  She co-manages the ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund.  Ms. Li joined the Advisor in 2000 and is the Portfolio Manager for the FundQuest Large Core Equity separate account strategy.  She also performs research on mutual funds, ETFs, and alternative investments.  Ms. Li has 13 years of industry and investment management experience.  Ms. Li received her BA in Economics from Fudan University, an MA in Economics from the University of New Hampshire, and an MS in Finance from the Boston College Carroll School of Management.  Ms. Li is a Chartered Financial Analyst (CFA) charterholder.

Frank Wei, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive High Yield Bond Fund and ActivePassive Intermediate Municipal Bond Fund.  Mr. Wei joined the Advisor in 2001.  Mr. Wei covers separately managed accounts, due diligence and monitoring of investment managers.  Mr. Wei has 11 years of industry and investment management experience.  Mr. Wei received his BS in Economics from East China Normal University and an MBA from the Leonard N. Stern School of Business at New York University.  Mr. Wei is a Chartered Financial Analyst (CFA) charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

[DISCUSSION OF SUBADVISORS AND THEIR RESPECTIVE PORTFOLIO MANAGERS TO BE ADDED HERE.]

Multi-Manager Arrangement

The Board has adopted a “multi-manager” arrangement for the Funds.  Under this arrangement, each of the Funds and the Advisor may engage one or more sub-advisors to make day-to-day investment decisions for a portion of each Fund’s assets.  The Advisor would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisors and may, at times, recommend to the Board that a Fund: (1) change, add or terminate one or more sub-advisors; (2) continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-advisor.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action.  Under the “multi-manager” arrangement approved by the Board, the Funds are seeking exemptive relief, to the extent necessary, from the SEC to permit the Advisor (subject to the Board’s oversight and approval) to make decisions about each Fund’s sub-advisory arrangements without obtaining shareholder approval.  Until receiving such relief, each Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.  The multi-manager arrangement will not be implemented until shareholders are further notified.

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest and tax expenses) do not exceed the following amounts of the Funds’ average daily net assets:

26

Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Emerging Markets Equity Fund	1.60%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund, High Yield Bond Fund	1.50%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	1.40%

The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board of Trustees.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Funds in subsequent fiscal years if the Advisor so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were reimbursed.  Any such reimbursement is contingent upon the subsequent review and ratification of the reimbursed amounts by the Board’s independent trustees who oversee the Funds.  The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of USBFS, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”) formerly, the NASD.  Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan.  The Funds may pay authorized agents up to 0.10% of the average daily net assets attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Funds do not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Funds and any compensation the authorized agents may receive directly from their clients.

27

SHAREHOLDER INFORMATION

More about Class I Shares

Class I shares are institutional shares that do not require that you pay a sales charge.  However, Class I shares of any Fund are subject to shareholder servicing fees of up to 0.10% of average daily net assets which are assessed against the shares of the Fund.  If you purchase Class I shares of a Fund you will pay the net asset value next determined after your order is received.

The following persons (i) are eligible to invest in Class I shares; and (ii) qualify for a waiver of the sales charge for Class A shares:

1.
Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank, National Association, acts as custodian.

2.
Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, set or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of FundQuest Incorporated and its affiliated companies.

3.	Shareholders investing through accounts at FundQuest Incorporated and its affiliated companies.

Pricing

Pricing of Fund Shares.  Shares of the Funds are sold at net asset value per share (“NAV”).  The NAV is determined by dividing the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Funds, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (“USBFS” or “Transfer Agent), the Fund’s transfer agent, or an authorized investment advisor or broker-dealer (each, a “Financial Intermediary” and collectively, “Financial Intermediaries”) by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Funds’ NAVs, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays, as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.

28

How to Purchase Shares

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent ) or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Opening an Account

When buying Class I shares, you must meet the following minimum investment requirements:

Class I shares	Initial	Additional

Regular Accounts	$100,000	$100

Please note the following:

•
Class I shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Class I shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Transfer Agent.

•
Wrap account programs established with broker-dealers or financial intermediaries may purchase Class I shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.

•	A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Class I shares investment minimum.

How to Purchase and Sell Shares Through an Authorized Broker or Investment Dealer

You may purchase and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds.  An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information.  The Funds may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the appropriate Fund’s prospectus.  Investment advisors or financial planners may charge a management, consulting or other fee for their services.

29

Purchasing Shares Directly From the Funds

Investing by telephone.  Investors, who have elected this option on their account application, may purchase additional shares directly from the Fund, by calling [toll-free number].  Each telephone order must be a minimum of $________.  Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for 15 days prior to making a purchase.  Your shares will be purchased at the NAV calculated on the day of your purchase order.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest in the Funds directly by mail.  You may obtain an application by contacting the Funds’ shareholder services line at [________________] or visiting the Funds’ website at www.[tbd].com.  Simply complete the account application and mail it with a check (made payable to FundQuest Funds) to the Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below.

By Regular Mail:
FundQuest Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Overnight Delivery:
FundQuest Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders.  The Funds also will not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at [___________________] if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

30

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  [Name of the Fund and Class]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at [____________________].  Your bank may charge you a fee for sending a wire to the Funds.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments

You may purchase additional shares of the Funds through your broker.  You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “Purchasing Shares Directly from the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at [___________________].

Other Information

The Funds’ distributor, Quasar Distributors, LLC (the “Distributor”) may waive the minimum investment requirements for purchases by certain groups or retirement plans.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks.  Third-party checks will not be accepted.  A charge may be imposed if a check used to make an investment does not clear.  The Funds and their Distributor reserve the right to reject any investment, in whole or in part.  Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  See the account application for more information about backup withholding.  Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates.  All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder.  The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.  The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.
The Funds reserve the right to reject any purchase order.

31

Services Available to Shareholders

Retirement Plans

The Funds offer Individual Retirement Account (“IRA”) plans.  You may obtain information about opening an IRA account by calling [toll-free number].  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds, in any amount, through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to effective date.

How to Redeem Shares

In general, you may sell or “redeem” shares by contacting your Financial Intermediary.  Shares are redeemed at the next determined NAV after your Financial Intermediary receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.  You may contact the Funds at 1-800-[insert phone number] for more information.  Shares are also subject to automatic redemption as described in “How to Purchase Shares” above.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this prospectus for shares of another Fund offered in this prospectus without incurring any additional sales charges. However, you should note the following:

•	Exchanges may only be made between like share classes of any ActivePassive Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this prospectus;

•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

32

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

Account and Transaction Policies

Payment of Redemption Proceeds.  Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees.  The ActivePassive International Equity Fund, the ActivePassive Emerging Markets Equity Fund and the ActivePassive Global Bond Fund each charge a 1.00% redemption fee on the redemption of Fund shares held for less than five days.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their frequent trading policies.

33

Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Pricing.”

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

Your Financial Intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Financial Intermediary for details.

34

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and service fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund, the ActivePassive High Yield Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at each Fund’s then current NAV and to reinvest all subsequent distributions.

Avoid “Buying a Dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

35

Tax Consequences

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or qualified dividend income.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible to individual investors for taxation at long-term capital gain rates under current law.

The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  An exchange of Funds is treated as a sale.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your own tax advisor concerning federal, state and local taxation of distributions from a Fund.

FINANCIAL HIGHLIGHTS

Because the Funds have recently commenced operations, there is no financial performance to report.

36

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of either Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

37

Advisor
FundQuest Incorporated
Oliver Tower, 13th floor
125 High Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

38

ActivePassive Large Cap Growth Fund	ActivePassive Emerging Markets Equity Fund
ActivePassive Large Cap Value Fund	ActivePassive Global Bond Fund
ActivePassive Small/Mid Cap Growth Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Value Fund	ActivePassive High Yield Bond Fund
ActivePassive International Equity Fund	ActivePassive International Municipal Bond Fund

Each a series of Advisors Series Trust
www.[tbd].com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.[tbd].com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at [insert phone number] or by writing to:

FUNDQUEST FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.[tbd].com

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551 8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

39

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
______________, 2007

Domestic Equity Funds	ActivePassive Large Cap Growth Fund ActivePassive Large Cap Value Fund ActivePassive Small/Mid Cap Growth Fund ActivePassive Small/Mid Cap Value Fund
International Funds	ActivePassive International Equity Fund ActivePassive Emerging Markets Equity Fund ActivePassive Global Bond Fund
Domestic Bond Funds	ActivePassive Intermediate Taxable Bond Fund ActivePassive High Yield Bond Fund ActivePassive Intermediate Municipal Bond Fund
Each (a “Fund” together, the “Funds”)

Class A and Class I Shares
Each a series of

Advisors Series Trust
(the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectuses for Class A and Class I shares, each dated [____________, 2007], as may be revised, of the Funds.  FundQuest Incorporated (the “Advisor”), is the investment advisor to the Funds.  A copy of the Prospectus is available by calling the number listed below.

[FundQuest Funds]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
[toll-free numbers]

The Funds’ audited financial statements and notes thereto for the fiscal period ended [                            ] and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements will be included in the Funds’ Annual Report to Shareholders for the period ended [            ] (the “Annual Report”) and is incorporated by reference into this SAI.  A copy of the Annual Report once available may be obtained without charge by calling or writing the Funds as shown above.

The Trust	3

Investment Objectives and Policies	3

Investment Restrictions	14

Management	16

Portfolio Transactions and Brokerage	25

Portfolio Turnover	27

Proxy Voting Policy	27

Anti-Money Laundering Program	28

Portfolio Holdings Information	29

Determination of Net Asset Value	31

Purchase and Redemption of Fund Shares	32

Tax Matters	33

Dividends and Distributions	35

General Information	36

Financial Statements	38

Appendix	39

THE TRUST

The Trust is an open end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Funds, which are ten series, or mutual funds, of the Trust, and not to any other series of the Trust.  As of the date of the SAI, shares of 22 other series of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is registered with the Securities and Exchange Commission (the “SEC”) as a management investment company.  Such a registration does not involve supervision of the management or policies of the Funds.  The Prospectus and this SAI omit certain of the information contained in the Trust’s Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Funds commenced operations on [December ___, 2007].

INVESTMENT OBJECTIVES AND POLICIES

The following paragraphs provide more detail regarding the Funds’ investment objectives, policies and the associated risks identified in the Funds’ Prospectus.  Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Funds’ Board of Trustees.  Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

Investment Objectives

The investment objective of each of the Funds, except for the ActivePassive Intermediate Taxable Bond Fund, the ActivePassive High Yield Bond Fund and the ActivePassive Global Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Global Bond Fund is income and capital appreciation.  The investment objective of the ActivePassive High Yield Bond Fund is a high total return (income plus capital appreciation).

Each of the Funds is a series of an open-end management investment company.

Non-Diversification of Investments

Each of the Funds is non-diversified under the 1940 Act.  This means that under the 1940 Act, there is no restriction as to how much each Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the “Code”), the Funds all intend to comply, as of the end of each taxable quarter, with diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund’s total assets.  In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As non-diversified investment companies, the Funds may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Borrowing

The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33 1/3% of the value of their net assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the each Fund’s agreement with its lender, the net asset value per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Equity Securities

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depository Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks

Each Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Fund will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

The ActivePassive High Yield Bond Fund may invest in high yield debt securities or “junk bonds,” which are securities rated BB or below by Standard & Poor’s Ratings Group (“S&P”) or Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) (lower-rated securities”).  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by high leveraged (indebted) firms, which are generally less able than more financial stable firms to make scheduled payment of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to replay their debt at maturity by refinancing.  This risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investor’s heightened concern over credit quality, regardless of prevailing interest rates.

Especially during ties of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade corporate bonds.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities prices may become more volatile and a Fund’s ability to dispose of particular issues when necessary to meet that Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer may be adversely affected.  See the Appendix in this Statement of Additional Information for a description of debt security ratings.

Short-Term, Temporary, and Cash Investments

When the Advisor believes market, economic or political conditions are unfavorable for investors, the Advisor may invest up to 100% of the Funds’ net assets in a temporary defensive manner or hold a substantial portion of their net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A 2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Investment Company Securities

The Funds may invest in shares of other investment companies.  The Funds may invest in money market mutual funds in connection with its management of daily cash positions. Pursuant to Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds currently intend to limit their investments in securities issued by other investment companies (other than money market funds) so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Funds, or its affiliated persons, as a whole.  In addition to the advisory and operational fees the Funds bear directly in connection with its own operation, the Funds would also bear their pro rata portions of each of the other investment company’s advisory and operational expenses.

Exchange Traded Funds

As a complement to their strategy of investing in mutual funds, the Funds may also purchase shares of other types of investment companies, such as closed end funds and exchange-traded funds (“ETFs”), and is currently investing a significant portion of its assets in ETFs.  ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market index.  Like other investment companies, ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, trading may be halted by or delisted from the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Foreign Investments

Each Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”).  The Funds (with the exception of the [ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund and ActivePassive Global Bond Fund]) reserve the right to invest up to [15%] of their net assets in ADRs and dollar-denominated securities.

American Depositary Receipts.  The Funds may invest up to [15%] of their net assets in ADRs.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Funds’ assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders.

Emerging Market Countries

The ActivePassive International Equity Fund, the ActivePassive Emerging Markets Fund and the ActivePassive Global Bond Fund each may invest assets in emerging market countries or developing countries as defined by World Bank International Financial Corporation or the United Nations.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund.

Some of the currencies in emerging markets have experienced devaluation relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries which could affect the private sector companies in which the International Equity Fund, the Emerging Markets Fund and the Global Bond Fund invest.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Small and Mid Capitalization Companies

Many of the companies in which the Funds may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller companies and the stocks of companies with smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Municipal Securities

The ActivePassive Intermediate Municipal BondFund invests primarily in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  Each Fund may invest in, but are not limited to, the following types of Municipal Securities, industrial development bonds, municipal notes and bonds, serial notes and bonds sold with a series of maturity dates, tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date, bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future, pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

The Funds are not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  However, each Fund will consider this event in the determination of whether it should continue to hold the security in its portfolio.  If ratings made by Moody’s, S&P or Fitch, Inc. change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds’ Prospectus.

The Municipal Securities in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.

Municipal Securities Risks

The value of the Fund’s shares will fluctuate.  The amount of this fluctuation is dependent, to a certain extent, upon the quality and maturity of the Municipal Securities in each Fund’s portfolio, as well as on market conditions.  Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities market; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Illiquid Securities

Typically, each Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between a Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, which have a readily available market, usually are not deemed illiquid for purposes of this limitation by the Funds.  However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Funds are non-diversified.  The Funds’ investment objectives are fundamental.

In addition, the Funds may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Funds may borrow from banks in amounts not exceeding 33 1/3 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Funds from engaging in options transactions, short sales or securities lending, provided that asset coverage requirements are met;

2.	Act as underwriter (except to the extent each Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements); or

6.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.

The Funds observe the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Funds may:

1.	Not make investments for the purpose of exercising control or management;

2.	Adopt the following policy if a Fund is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act:

Shareholders will receive at least 60 days notice of any changes to a Fund’s non-fundamental policy complying with the Names Rule.  The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:

“Important Notice Regarding Change in Investment Policy.”  This statement will appear in both the notice and, if applicable, the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or, if applicable, the envelope in which the notice is delivered;

3.
Not invest or hold more than 15% of each Fund’s net assets in illiquid securities.  For this purpose, illiquid securities include, among other, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days; or

4.
Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received).  Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board of Trustees (the “Board”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Advisor.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Fund Accountant, Custodian and Transfer Agent (each as defined herein).  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*
Independent Trustees

Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	10	Director, Citigroup Funds, Sound Surgical Technologies, LLC and UBS Management.
James Clayburn LaForce (age 78, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	10	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group and Arena Pharmaceuticals.
Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	10	Independent Director, The Forward Funds.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	10	Trustee, E*TRADE Funds.
George T. Wofford III (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	10	None.

Officers of the Trust
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman	Indefinite term since September 2007.	President, CEO, US Bancorp Fund Services, LLC since 1991.	N/A	N/A
Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President, Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	N/A	N/A
Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer AML Officer	Indefinite term since September 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 – July 2001).	N/A	N/A

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Jeanine M. Bajczyk (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007
Assistant Vice President, Legal Compliance and Administration, U.S. Bancorp Fund Services, LLC since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC May 2005 to May 2006; Associate Counsel, Strong Financial Corporation January 2001 to May 2005.

				N/A	N/A

*
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Compensation

The Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $32,000 per year with no additional fee for special meetings.  None of Trustees of the Trust are “interested persons” of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

The Trustees received no previous compensation from the Funds because the Funds’ inception date is [December ___, 2007].

Board Committees

The Trust has four standing committees: the Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee (the “QLCC”) and the Valuation Committee.  The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or either Fund’s financial statements and to ensure the integrity of the each Fund’s pricing and financial reporting.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Independent Trustees comprise the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Funds and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Fund Shares Beneficially Owned by Trustees.  As of [December ___, 2007], no Trustee, including the Independent Trustees, beneficially owned shares of either Fund.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of [____________, 2007], there were no principal shareholders or control persons of the Funds and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.  Furthermore, neither the Independent Trustees, nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.

The Advisor

FundQuest Incorporated acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor.  Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Advisor also continuously monitors and maintains the each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of a Fund’s average daily net assets specified in the Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month to month basis.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board of Trustees, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds.  Sub-advisors are selected for the Funds by the Advisor, who quantitatively and qualitatively, a sub-advisor’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review the Advisor allocates and, when appropriate, reallocates the Funds’ assets among sub-advisors, monitors and evaluates sub-advisor performance and oversees sub-advisor compliance with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and/or to pay Fund operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, interest and tax expenses) to the limit set forth in the Expense Table of the Prospectus (the “expense cap”).  Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

[insert sub-advisor information for each Fund]

Portfolio Managers

Timothy Clift is the lead portfolio manager as a part of an investment team responsible for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within various categories.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Timothy Clift
Gregory Classen
Ruhan Inanoglu
Jane Li
Frank Wei
Daphne Gu

[The portfolio managers do not currently have day-to-day management responsibilities for any accounts with respect to which the advisory fee is based on account performance.]

Material Conflict of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If the Advisor believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Advisor will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

The Advisor does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm. The Advisor’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

Compensation.  Portfolio managers are compensated through a combination of salary and bonus.  The Advisor pays competitive salaries that account for approximately 70% of compensation. The remaining compensation is available in the form of a bonus pool. The bonus pool is based on a combination of performance goals, research goals and Advisor asset goals.  The portfolio managers are compensated with a salary and bonus package. The Funds’ portfolio managers are supported by the full research team of the Advisor.  Compensation is used to reward, attract and retain high quality investment professionals.  An investment professional such as the portfolio manager has a base salary and is eligible for an annual bonus, which may be paid in the form of either cash or stock.

The Advisor believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns.  It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation.  Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Advisor attributable to such factors may affect the size of the Advisor’s overall bonus pool.

Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from outside counsel.  The amount of the bonus usually is shaped by the total amount of the Advisor’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.

The portfolio managers receive standard benefits commensurate with the other employees of the Advisor.  The portfolio managers do not receive deferred compensation.

[Add compensation information for sub-advisors as well]

Securities Owned in the Funds by Portfolio Managers.  As of [December ___, 2007], the portfolio managers did not own any securities in the Funds.

Service Providers

Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), the Administrator acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custodian agreement between the Trust and the Funds, U.S. Bank, National Association, an affiliate of USBFS, serves as the custodian of the Funds’ assets (the “Custodian”), whereby the Custodian provides for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 55 Second Street, 24th floor, San Francisco, California 94105, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the  “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor, Administrator, Transfer Agent and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of either Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Shareholder Servicing Plan

On [_______________, 2007], the Board approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA,” formerly, the NASD).

While it is the Advisor’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted its own proxy voting policies and procedures, generally consistent with those of its proxy voting vendor, Institutional Shareholder Services (ISS).  Accordingly, all proxies shall be submitted to ISS directly from the custodian and available for review and vote by the Advisor’s and applicable sub-advisor’s personnel.  The Advisor and applicable sub-advisor will generally vote in line with ISS recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the Chief Compliance Officer (“CCO”) and President of the Advisor.

Conflict of Interest. The Advisor’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of a Fund.  If the Advisor detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Advisor should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on the Advisor.

Review. The Advisor’s CCO or designee will review the Advisor’s Proxy Policies and update them as necessary.

Proxy Voting Guidelines on Specific Issues.  Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreement or comparable document, and other relevant facts and circumstances at the time of the vote.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request, by calling toll-free [toll-free number] and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Advisor, applicable sub-advisors and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; sub-advisors, and the Trust’s attorneys and accountants (currently, Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of either Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor, sub-advisors nor the Funds may receive compensation in connection with the disclosure of information about either Fund’s portfolio securities.  In the event of a conflict between the interests of either Fund and the interests of the applicable sub-advisors, Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, applicable sub-advisors, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Net Asset Value	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase shares of the Funds as described in the Funds’ Prospectus.  The Funds may be purchased by investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  The public offering price of Fund shares in these programs is the NAV.  You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at that Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds.

How to Sell Shares and Delivery of Redemption Proceeds

Fund shares can be sold any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by USBFS of the written request in proper form except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

In-Kind Purchases and Redemptions

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s net asset value.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Dealer Reallowance

The Dealer Reallowance for Class A shares is as follows:

Amount of Purchase	Front-End Sales as % of Public Offering Price	Front-End Sales as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	1.75%
$$500,000 but less than $1,000,000	2.00%	2.04%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00%

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing of distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from dispositions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

GENERAL INFORMATION

The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Funds have only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

As the Funds have recently commenced operations, there are no financial statements available at this time. Shareholders of each Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues.  The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA -- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA --very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

—	Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

—	Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

—	SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

—	SP-2 Satisfactory capacity to pay principal and interest.

—	SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

—
MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

—	MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

—
MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

—
MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PART C

ADVISORS SERIES TRUST

ActivePassive Large Cap Growth Fund	ActivePassive Emerging Markets Equity Fund
ActivePassive Large Cap Value Fund	ActivePassive Global Bond Fund
ActivePassive Small/Mid Cap Growth Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Value Fund	ActivePassive High Yield Bond Fund
ActivePassive International Equity Fund	ActivePassive International Municipal Bond Fund

OTHER INFORMATION

Item 23.  Exhibits

(a)
Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)
Amended and Restated Bylaws dated June 27, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement to be filed by amendment.

(e)	Distribution Agreement to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Fund Administration Servicing Agreement to be filed by amendment.

(ii)
Transfer Agency Service Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006, and is incorporated herein by reference.

(1)	Amendment to Transfer Agency Service Agreement to be filed by amendment.

(iii)
Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2006 and is incorporated herein by reference.

(1)	Amendment to Accounting Servicing Agreement to be filed by amendment.

(iv)	Operating Expenses Limitation Agreement to be filed by amendment.

(v)
Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 152 to its Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004, and is incorporated herein by reference.

(vi)	Form of Shareholder Servicing Plan is to be filed by amendment.

(i)	Opinion of Counsel to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.
(k)	Omitted Financial Statements is not applicable.
(l)	Agreement Relating to Initial Capital is not applicable.
(m)	Rule 12b-1 Plan is to be filed by amendment.
(n)	Rule 18f-3 Plan is to be filed by amendment.
(o)	Reserved.
(p)	Code of Ethics

(i)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2005 and is incorporated herein by reference.

(ii)	Code of Ethics for the Advisor is to be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 22, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Kensington Funds
AIP Alternative Strategies Funds	Keystone Mutual Funds
AIP Variable Insurance Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds Inc
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	M.D. Sass Tax Advantaged Bond Strategy Trust
Alpine Series Trust	Masters Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Everest Funds	Perritt Funds Inc.
Fairholme Funds Inc.	Perritt Microcap Opportunities Fund Inc.
FFTW Funds, Inc.	PRIMECAP Odyssey Funds
First American Funds Inc.	Professionally Managed Portfolios
First American Investment Funds Inc.	Prospector Funds, Inc.
First American Strategy Funds Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Summit Mutual Funds Inc.
Harding Loevner Funds Inc.	Thompson Plumb Funds Inc.
Hennessy Funds Trust	TIFF Investment Program Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	Underlying Funds Trust
Hotchkis & Wiley Funds	USA Mutuals
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.	Wisconsin Capital Funds, Inc.
Jensen Portfolio	WY Funds
Julius Baer Investment Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	Chairman
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)	Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	FundQuest Incorporated 125 High Street, 13th floor Boston, MA 02110
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

 Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 17th day of October 2007.

ADVISORS SERIES TRUST

By: /s/ Douglas G. Hess              *
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on October 17, 2007.

Signature	Title
/s/ Walter E. Auch * Walter E. Auch	Trustee

/s/ Donald E. O’Connor * Donald E. O’Connor	Trustee

/s/ George T. Wofford III * George T. Wofford III	Trustee

/s/ George J. Rebhan * George J. Rebhan	Trustee

/s/ James Clayburn LaForce * James Clayburn LaForce	Trustee

/s/ Douglas G. Hess Douglas G. Hess	President, Treasurer and Principal Financial and Accounting Officer

* /s/ Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.